RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
RELATED PARTIES

11.	RELATED PARTIES

Details of transactions between the Group and other related parties are disclosed below.

Balance at 06/30/2021	Related companies	Current financial assets (Note 4)	Trade receivables (Note 5)	Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Italia S.P.A.	Subsidiary of Codere Group	—	—	4	—
King Bingo S.R.L.	Subsidiary of Codere Group	—	3	—	3
Codere Apuestas España S.A.	Subsidiary of Codere Group	—	—	—	1,525
Codere Newco S.A.U.	Subsidiary of Codere Group	15	33	350	838
Other retail companies	Subsidiary of Codere Group	—	324	785	612
		15	360	1,139	2,978

Balance at 12/31/2020	Related companies	Trade receivables (Note 5)	Borrowings (Note 7)	Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	—	—	—
Codere Italia S.P.A.	Subsidiary of Codere Group	435	—	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	—	—	—
Codere España S.A.	Subsidiary of Codere Group	—	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	—	250	9,048	152
Other retail companies	Subsidiary of Codere Group	36	—	746	945
		936	21,441	17,777	1,479

At June 30, 2021, the Group signed to an agreement to reduce debt through conversion into equity amounting to 45.1 million euros as described in Note 6. The indebtedness conversion into equity process is comprised of the following:

●	Codere España S.A. and the Group for 28.1 million euros (27.8 million euros correspond to the borrowings — Note 7 and 0.3 million euros correspond to the trade payables — Note 8).

●	Codere Newco and Servicios de Juego Online S.A. for 9.5 million euros (9.3 million euros correspond to the borrowings — Note 7 and 0.2 million euros correspond to the trade payables — Note 8).

●	Codere Scommesse S.r.l. and Corede Italy S.A.U. for 1.4 million euros (Note 7).

●	Codere Newco and Servicios de Juego Online S.A. for 4.4 million euros (Note 8).

●	Latam companies for 1.7 million euros. (Note 8).

The intercompany indebtedness is subject to the “cash free debt free” clause of the business combination. Accordingly, upon the Business Combination consummation (see note 1) any outstanding indebtedness will be forgiven by the counterparty (Codere Group) and hence will be converted into equity.

Managing Director Services Agreement

Mr. Edree, who is expected to serve as the Managing Director of Holdco at the moment of the closing of the Business Combination, provides services to Codere Online Business as an independent contractor pursuant to a services agreement entered into by Mr. Edree, Novelly Investments Limited, a British Virgin Islands company majority-owned by him (“Novelly”), and Codere Online Business’s subsidiary, OMSE, with an effective date as of October 9, 2018 (as amended on November 30, 2020, the “Edree Services Agreement”). Under the Edree Services Agreement, Mr. Edree and Novelly agreed to provide, on an exclusive dedication basis (subject to their right to continue to manage certain identified holdings), certain services through December 31, 2025 in exchange for a fixed annual fee payable by OMSE to Novelly of €250,000, plus a variable annual fee payable to Novelly of up to €125,000, depending on the fulfillment of certain objectives each year. A success fee is also payable by OMSE calculated as 8% of the incremental value (as defined in the Edree Services Agreement) that is created at Codere Online, subject to a cap of €10 million, due to the services provided by Novelly. The success fee vests at a rate of 20% per year for two years (and 12% thereafter) and will be fully vested on the seventh anniversary of the effective date, or earlier upon the consummation of a company sale event (as defined therein). The Edree Services Agreement includes a non-compete provision during the term of the agreement and for 18 months thereafter. Such provision excludes any services provided by Mr. Edree and Novelly to the companies set forth on a schedule to such agreement.

We expect that, prior to the date of the closing of the Business Combination, Mr. Edree will enter into an amendment to the Edree Services Agreement and/or a new agreement with OMSE or another Codere Online entity which may, among other matters, amend the scope of the services he will provide to Codere Online as Managing Director and/or provide for his employment as our Chief Executive Officer, amend his compensation terms and provide that Codere Newco will assume any payment obligations for any success fee vested up to the date of the closing of the Business Combination under the Edree Services Agreement.

Codere Online Business [Member]
Reserve Quantities [Line Items]
RELATED PARTIES

15.	RELATED PARTIES

The parties related to the Group include, in addition to its and Codere Group’s subsidiaries, associates and jointly controlled entities, if any, the Group’s key management personnel, as well as all individuals who are related to them by a family relationship, and the entities over which key management personnel may exercise significant influence or control. As described in Note 3, there is a management service contract with the Managing Director and Novelly, which had no significant impact at December 31, 2020. Balances and transactions between the Group and its subsidiaries, which are related parties of the Group, have been eliminated on combination and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Transactions with Codere S.A. and related companies

2020

	Related companies	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	(281)	—	(281)
Codere Newco S.A.U.	Subsidiary of Codere Group	(12)	(3,220)	(3,232)
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	(7,066)	(7,066)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	(1,287)	(1,287)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	—	(919)	(919)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	(79)	(79)
Codere Italia S.P.A.	Subsidiary of Codere Group	(101)	(918)	(1,019)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	(4,164)	(4,164)
Other retail companies	Subsidiary of Codere Group	—	(534)	(534)

Balance at 12/31/2020

	Related companies	Trade receivables (Note 8)	Non-current financial liabilities (Note 11)	Current financial liabilities (Note 11)	Trade payables and other current liabilities (Note 12)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	—	—	—
Codere Italia S.P.A.	Subsidiary of Codere Group	435	—	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	—	—	—
Codere España S.A.	Subsidiary of Codere Group	—	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	—	250	9,048	152
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	—	—	—
Other retail companies	Subsidiary of Codere Group	36	—	746	945
Other latam retail companies	Subsidiary of Codere Group	—	—	—	—
		936	21,441	17,777	1,479

2019

	Related companies	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Newco S.A.U.	Subsidiary of Codere Group	(9)	(589)	(598)
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	(6,956)	(6,956)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	(1,374)	(1,374)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	(1,235)	(1,235)
Codere Italia S.P.A.	Subsidiary of Codere Group	(127)	—	(127)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	(3,467)	(3,467)
Other retail companies	Subsidiary of Codere Group	(57)	(287)	(344)

Balance at 12/31/2019

	Related companies	Current financial assets (Note 7)	Trade receivables (Note 8)	Non-current financial liabilities (Note 11)	Current financial liabilities (Note 11)	Trade payables and other current liabilities (Note 12)
Codere España S.A.	Subsidiary of Codere Group	1,695	—	21,191	9,718	—
Codere Newco S.A.U.	Subsidiary of Codere Group	—	—	250	8,713	1,127
Codere S.A.	Parent of Codere Group	—	—	—	41	—
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	—	—	632	7,823
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	2,524	—	—	2,228
Operiberica S.A.	Subsidiary of Codere Group	—	—	—	7,324	—
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	26,365	—	28	1,628
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	—	—	—	—
Codere Italia S.P.A.	Subsidiary of Codere Group	—	216	—	1,487	—
Other retail companies	Subsidiary of Codere Group	—	110	—	2,028	177
Other latam retail companies	Subsidiary of Codere Group	—	—	—	—	—
		1,695	29,215	21,441	29,971	12,983

Balance at 01/01/2019

	Related companies	Current financial assets (Note 7)	Trade receivables (Note 8)	Non-current financial liabilities (Note 11)	Current financial liabilities (Note 11)	Trade payables and other current liabilities (Note 12)
Codere España S.A.	Subsidiary of Codere Group	1,295	—	13,541	—	—
Codere Newco S.A.U.	Subsidiary of Codere Group	—	—	—	1,801	1,086
Codere S.A.	Parent of Codere Group	—	—	—	—	—
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	—	—	623	3,275
Jpvmatic 2005 S.L. Unipersonal	Subsidiary of Codere Group	—	—	—	16,946	361
Operiberica S.A.	Subsidiary of Codere Group	—	—	—	3,998	—
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	25,408	—	—	834
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	803	—	—	854
Codere Italia S.P.A.	Subsidiary of Codere Group	—	178	—	1,307	—
Other retail companies	Subsidiary of Codere Group	—	349	—	1,373	171
		1,295	26,738	13,541	26,048	6,581

Transactions with key management personnel

There is a management services contract called Novelly with key management personnel that includes 3 tranches of compensations: fixed and variable annual payments depending on the results of the year and a 5-year incentive plan based on the valuation of the online business according to its incremental results and the cash investments. The first two are accrued and paid on a current basis, and for the third one, there is no provision at December 31, 2020 as the target was not reached at that date. The annual variable bonus provisions made by the Group for the Novelly contract amounted to 125 thousand euros and 113 thousand euros as of December 31, 2020 and 2019, respectively. The expense incurred of Novelly for both tranches are recorded as professional service expenses and amounted to 276 thousand euros for the year ended December 31, 2020 (277 thousand euros in 2019).

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
RELATED PARTIES
5.	RELATED PARTIES
Related party transactions in the period are limited to the subscription of shares of the Company by the sole shareholder as described in Note 4.